Tax	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Tax
8. Tax
Tax on profit/(loss)

	United Kingdom			Other jurisdictions			Total
	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m
Current tax
Current period	6	1	–	177	138	43	183	139	43
Benefit of tax reliefs on which no deferred tax previously recognised	–	–	–	–	–	(2)	–	–	(2)
Adjustments in respect of prior periods	(2)	–	(2)	(5)	4	(5)	(7)	4	(7)
	4	1	(2)	172	142	36	176	143	34
Deferred tax
Origination and reversal of temporary differences	(1)	(7)	(12)	(6)	(14)	(23)	(7)	(21)	(35)
Changes in tax rates and tax laws	–	(25)	(7)	–	–	(1)	–	(25)	(8)
Adjustments to estimated recoverable deferred tax assets a	(2)	2	(14)	–	–	–	(2)	2	(14)
Reduction in deferred tax expense by previously unrecognised tax assets	–	–	–	–	–	(1)	–	–	(1)
Adjustments in respect of prior periods	2	1	(1)	(5)	(4)	5	(3)	(3)	4
	(1)	(29)	(34)	(11)	(18)	(20)	(12)	(47)	(54)
Income tax charge/(credit) for the year	3	(28)	(36)	161	124	16	164	96	(20)

Analysed as tax relating to:
Profit before exceptional items and foreign exchange gains b	11	(2)	(24)	183	127	56	194	125	32
Foreign exchange gains (note 7)	–	–	–	(4)	–	–	(4)	–	–
Exceptional items:
Tax on exceptional items (note 6)	(8)	–	(12)	(18)	(3)	(40)	(26)	(3)	(52)
Exceptional tax (note 6)	–	(26)	–	–	–	–	–	(26)	–
	3	(28)	(36)	161	124	16	164	96	(20)

a	Represents a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.

b	‘Other jurisdictions’ includes $151m (2021: $115m, 2020: $41m) in respect of US taxes.
Reconciliation of tax charge

	Total			Before exceptional items, foreign exchange gains and System Fund
	2022%	2021%	2020%	2022%	2021%	2020%
Tax at UK rate	19.0	19.0	19.0	19.0	19.0	19.0
Tax credits	(0.1)	(0.1)	0.5	(0.1)	(0.1)	(1.7)
System Fund a	3.1	0.4	(6.6)	(0.4)	(0.1)	(1.1)
Foreign exchange gains (note 7)	(0.9)	–	–	–	–	–
Other permanent differences b	0.5	1.4	(4.2)	0.4	1.2	12.1
Non-recoverable foreign taxes	3.5	3.5	(5.1)	2.5	3.1	16.9
Net effect of different rates of tax c	6.3	6.8	(4.5)	5.6	6.9	18.9
Effect of changes in UK tax rates and laws d	–	(7.0)	2.4	–	–	(7.9)
Effect of changes in other tax rates and laws	0.1	–	0.5	–	–	(1.7)
Reduction in current tax expense by previously unrecognised deferred tax assets	–	(0.1)	0.7	–	(0.1)	(2.4)
Items on which deferred tax arose but where no deferred tax is recognised e	1.2	2.0	(1.9)	0.4	1.3	5.1
Effect of adjustments to estimated recoverable deferred tax assets f	(0.4)	0.5	5.1	(0.3)	0.4	(16.9)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	–	–	0.3	–	–	–
Adjustment to tax charge in respect of prior periods	(1.9)	0.2	0.9	(0.5)	(0.4)	(2.7)
	30.4	26.6	7.1	26.6	31.2	37.6

a	The System Fund is, in general, not subject to taxation.

b
Before exceptional items, foreign exchange gains and System Fund includes (0.8) percentage points (2021: (0.6) percentage points, 2020: (1.2) percentage points) in respect of the US Foreign-derived intangible income regime.

c
Before exceptional items, foreign exchange gains and System Fund includes 5.5 percentage points (2021: 6.7 percentage points, 2020: 18.9 percentage points) driven by the relatively high blended US rate, which includes US Federal and State taxes as well as Base Erosion and Anti-Avoidance Tax (‘BEAT’). In 2020, the lower profitability resulted in a large impact of BEAT, and the trading results in the year led to a higher proportion of the Group’s profit being taxed in the US.

d	In 2021, the UK Government enacted an increase to the UK rate of Corporation Tax from 19% to 25%. In 2020, the UK Government reversed a previously enacted drop to the UK rate of Corporation Tax.

e	Predominantly in respect of losses arising in the year.

f	In 2020, the Group simplified its Group structure which led to an increase to existing deferred tax assets within the UK.
A reconciliation between total tax rate and tax rate excluding the impact of foreign exchange gains, exceptional items and System Fund is shown below:

	2022			2021			2020
	Profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %	(Loss)/ profit before tax $m	Tax $m	Rate %
Group income statement	540	164	30.4	361	96	26.6	(280)	(20)	7.1
Adjust for:
Exceptional items (note 6)	95	26		29	29		263	52
Foreign exchange gains (note 7)	(10)	4		–	–		–	–
System Fund	105	–		11	–		102	–
	730	194	26.6	401	125	31.2	85	32	37.6

Information concerning Non-GAAP measures can be found in the Strategic Report.
Factors that may affect the future tax charge
Many factors will affect the Group’s future tax rate, the main ones being future legislative developments, future profitability of underlying subsidiaries and tax uncertainties.
Worldwide tax reform continues, notably for the Group with the OECD’s proposals in connection with the ‘Pillar 2’ Global Anti-Base Erosion Rules. At the balance sheet date, no country has substantively enacted legislation to fully implement Pillar 2. The Group expects further guidance and detailed legislation to be published in 2023 and will continue to assess potential impacts.

Tax paid
Total tax paid (net of refunds) is entirely in respect of operating activities. This comprises taxes paid directly by Group entities to taxing authorities and taxes withheld at source in respect of fees payable to the Group. Taxes withheld at source are paid by hotel owners to their local taxing authorities on behalf of the Group. The table below shows the territories to whom taxes are directly paid by the Group which exceed $5m in the current or comparative periods, in addition to the UK, the Group’s headquarter jurisdiction. The year-on-year
increases are predominantly driven by corresponding increases to Group profitability and refunds received in 2020 and 2021 in respect of earlier periods.

	2022 $m	2021 $m	2020 $m
China a	10	3	6
UK	3	(2)	2
USA b	165	68	–
Other jurisdictions	11	1	20
	189	70	28
Taxes withheld at source	22	16	13
Tax paid per cash flow	211	86	41

a	Tax payments are typically based upon the previous year’s profits.

b	Includes refunds in respect of earlier periods of $nil (2021: $15m, 2020: $24m).
A reconciliation of tax paid to the total current tax charge in the Group income statement is as follows:

	2022 $m	2021 $m	2020 $m
Current tax charge in the Group income statement	176	143	34
Current tax (credit)/charge in the Group statement of comprehensive income	(2)	–	1
Total current tax charge	174	143	35
Movements to tax contingencies a	10	(4)	8
Timing differences of cash tax paid and foreign exchange differences b	27	(53)	(2)
Tax paid per cash flow	211	86	41

a
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

b	2021 included $20m of refunds in respect of earlier years, $12m of other receivables which have been allocated to payments that otherwise would have been due and $28m of payments due in 2022.
Deferred tax

Property, plant, equipment and software $m	Application fees $m	Deferred gains on loan notes $m	a	Associates $m	Losses $m	b	Employee benefits $m	Deferred compensation $m	Expected credit losses on trade receivables $m	Intangible assets excluding software $m	c	Other short-term temporary differences $m	c,d	Total $m
At 1 January 2021	(95)	42	(34)	(57)	61	34	42	22	(4)	7	18
Group income statement	15	(2)	–	2	21	4	6	(1)	(12)	14	47
Group statement of comprehensive income	–	–	–	–	4	–	–	–	–	(15)	(11)
Group statement of changes in equity	–	–	–	–	–	2	–	–	–	–	2
Exchange and other adjustments	(1)	–	–	–	(2)	(1)	–	(1)	–	3	(2)
At 31 December 2021	(81)	40	(34)	(55)	84	39	48	20	(16)	9	54
Group income statement	32	1	–	(4)	5	1	4	(5)	(21)	(1)	12
Group statement of comprehensive income	–	–	–	–	(1)	(6)	–	–	–	8	1
Group statement of changes in equity	–	–	–	–	–	1	–	–	–	–	1
Exchange and other adjustments	(4)	–	–	–	(9)	(3)	–	(1)	(3)	–	(20)
At 31 December 2022	(53)	41	(34)	(59)	79	32	52	14	(40)	16	48

a	Expected to become due in 2025.

b	Wholly in respect of revenue losses.

c	The above table has been re-presented in order that no balances exceeding $20m are contained within ‘Other short-term temporary differences’.

d	Primarily in respect of contract costs, right-of-use assets, lease liabilities and expenses for which tax relief has not yet been obtained.
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2022 $m	2021 $m
Deferred tax assets	126	147
Deferred tax liabilities	(78)	(93)
	48	54

Analysed as:
United Kingdom	109	127
United States	(73)	(87)
Other	12	14
	48	54
A deferred tax asset of $107m (2021: $120m) has been recognised in legal entities which have made a loss in the current or the previous year. Of this, $102m (2021: $114m) is within the UK tax group and predominantly represents revenue tax losses and future tax deductions for amortisation.
Additional UK deferred tax assets of $7m (2021: $13m) are recognised in legal entities which were profitable in both the current and previous years.
Recoverability of UK deferred tax assets
The Group has recognised UK deferred tax assets of $109m (2021: $127m), including revenue losses of $73m (2021: $73m). The deferred tax assets have been recognised following the consideration of both positive and negative evidence in respect of the probability of future taxable profits against which the assets could be recovered. The losses have arisen by identifiable non-recurring
events, for example special contributions into a former Group pension scheme and the impact of
Covid-19,
absent which, the UK tax group would have been profitable. The losses do not expire, although they can only be offset against 50% of annual UK taxable profits. The UK deferred tax asset should reverse over a seven
- to
ten-year
period (2021:
seven
- to
ten-year
period), with the lower end of this range based on the Group’s Base Case forecast (see page 157 within ‘Going concern’) and the upper end of the range based on the Group’s Severe Downside Case forecast.

The Group’s TCFD disclosures describe how physical and transitional climate risks present both risks and opportunities for IHG. The potential downside risk has been considered in the context of the UK deferred tax asset recoverability, without taking account of opportunities or mitigating actions, and could be absorbed within the sensitivities disclosed above.
Unrecognised deferred tax assets
The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against existing deferred tax liabilities or against future profits or gains.
The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2022 $m	2021 $m	2022 $m	2021 $m
Revenue losses	430	458	78	87
Capital losses	549	551	138	138
	979	1,009	216	225
Tax credits	25	10	25	10
Other a	31	16	8	3
	1,035	1,035	249	238

a	Primarily relates to costs incurred for which tax relief has not been obtained.
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
Expiry date	2022 $m	2021 $m	2022 $m	2021 $m
2022	–	10	–	3
2023	1	2	–	–
2024	4	4	1	1
2025 a	9	100	1	25
2026	18	13	4	2
2027	3	–	–	–
2028	–	6	–	2
2029	10	10	10	10
After 2029	18	2	16	1

a	Following a change in law, $91m of losses will no longer expire, but they continue to remain unrecognised as the Group does not anticipate being able to offset them against future profits.
Unprovided deferred tax liabilities
No deferred tax liability has been provided in respect of $0.5bn (2021: $0.4bn) of taxable temporary differences relating to subsidiaries (comprising undistributed earnings and net inherent gains).
Uncertain tax positions
Current tax payable includes $9m (2021: $24m) in respect of uncertain tax positions, with the largest single item not exceeding $3m (2021: $10m). There are no amounts recognised in relation to uncertain tax positions within deferred tax in either the current or prior year.
The Group’s most material territories for tax are the USA and the UK and the Group carries provisions of $3m (2021: $13m) in respect of US federal and state tax uncertainties and $nil (2021: $2m) in respect of UK Corporation Tax uncertainties.
In the USA, the Internal Revenue Service (‘IRS’) has the right to commence a routine audit of a federal income tax return for up to three years following the filing of the return. In December 2022, the Group agreed the 2014 return which will result in federal and state tax outflows in 2023 of $5m and a further $3m in respect of interest. Surplus tax provisions related to this period of $4m have been released within tax in the Group income statement. Following 31 December 2022, the IRS confirmed the 2015 and 2016 periods are also closed. The Group has therefore now agreed all federal tax returns up to and including 2017.
In the UK, HM Revenue and Customs (‘HMRC’) has the right to commence a routine audit of a UK Corporation Tax return for up to 12 months following the filing of the return. The Group has agreed all UK tax returns for periods up to and including 2015, and for 2020. The Group received a single question from HMRC in respect of the 2016 period in 2019, to which a response was provided also in 2019. Following 31 December 2022, the Group received a request for further information but still considers the risk of material adjustment to be low. In addition, a transfer pricing audit was initiated by HMRC in September 2019 in respect of 2017 onwards. In December 2022, the Group reached verbal agreement with HMRC that no adjustments to the filed returns were necessary and the Group expects to receive formal agreement of the closure of the 2017 to 2019 periods in early 2023. The Group has provisions of $nil (2021: $2m) in respect of UK Corporation Tax uncertainties.